UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 655 Montgomery St., Suite 1438
         San Francisco, CA  94111

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Swift Barnes
Title:     CFO
Phone:     415-403-5857

Signature, Place, and Date of Signing:

      /s/  Swift Barnes     San Francisco, CA     July 28, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $394,899 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     4299   581700 SH       SOLE                   581700        0        0
ALKERMES INC                   COM              01642T108    14712   777600 SH       SOLE                   777600        0        0
ALLERGAN INC                   COM              018490102    23747   221400 SH       SOLE                   221400        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108    11623   194300 SH       SOLE                   194300        0        0
BIOGEN IDEC INC                COM              09062X103    25657   553900 SH       SOLE                   553900        0        0
CONOR MEDSYSTEMS INC           COM              208264101    12083   437965 SH       SOLE                   437965        0        0
EV3 INC                        COM              26928A200     4339   293000 SH       SOLE                   293000        0        0
EXPRESS SCRIPTS INC            COM              302182100    14348   200000 SH       SOLE                   200000        0        0
GEN-PROBE INC NEW              COM              36866T103    19497   361189 SH       SOLE                   361189        0        0
GENZYME CORP                   COM              372917104    13230   216700 SH       SOLE                   216700        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    22845   409400 SH       SOLE                   409400        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     8761   818800 SH       SOLE                   818800        0        0
ILLUMINA INC                   COM              452327109    15767   531600 SH       SOLE                   531600        0        0
INVITROGEN CORP                COM              46185R100    28622   433200 SH       SOLE                   433200        0        0
JOHNSON & JOHNSON              COM              478160104    27419   457600 SH       SOLE                   457600        0        0
MANOR CARE INC NEW             COM              564055101    11730   250000 SH       SOLE                   250000        0        0
MEDICINES CO                   COM              584688105    21505  1100000 SH       SOLE                  1100000        0        0
MERCK & CO INC                 COM              589331107     8197   225000 SH       SOLE                   225000        0        0
MGI PHARMA INC                 COM              552880106    16125   750000 SH       SOLE                   750000        0        0
NEKTAR THERAPEUTICS            COM              640268108    15899   866900 SH       SOLE                   866900        0        0
OSI PHARMACEUTICALS INC        COM              671040103    20145   611200 SH       SOLE                   611200        0        0
SOLEXA INC                     COM              83420X105    17634   343340 SH       SOLE                   112500        0        0
THORATEC CORP                  COM NEW          885175307     6841   493200 SH       SOLE                   493200        0        0
WRIGHT MED GROUP INC           COM              98235T107    12835   613250 SH       SOLE                   613250        0        0
ZIMMER HLDGS INC               COM              98956P102    17039   300400 SH       SOLE                   300400        0        0